Operations	12 Months Ended
Dec. 31, 2017
Operations [Abstract]
Operations

1.                  Operations

Braskem S.A. is a public company headquartered in the city of Camaçari, Bahia (“BA”), which jointly with its subsidiaries (hereinafter “Braskem” or “Company”), operates 41 industrial units, 29 of which in the Brazilian states of Alagoas (“AL”), Bahia (“BA”), Rio de Janeiro (“RJ”), Rio Grande do Sul (“RS”) and São Paulo (“SP”), six are located in the United States, four in Mexico and two are located in Germany. These units produce thermoplastic resins - polyethylene (“PE”), polypropylene (“PP”) and polyvinyl chloride (“PVC”), as well as basic petrochemicals.

Braskem is also engaged in the manufacture, trading, import and export of chemicals, petrochemicals and fuels, the production, supply and sale of utilities such as steam, water, compressed air, industrial gases, as well as the provision of industrial services and the production, supply and sale of electric energy for its own use and use by other companies. Braskem also invests in other companies, either as a partner or as shareholder.

The Company is controlled by Odebrecht S.A. (“Odebrecht”), which directly and indirectly holds interests of 50.11% and 38.32% in its voting and total capital, respectively.

(a)             Significant corporate and operating events impacting these financial statements

(i)               In January 2017, Braskem's new line to produce ultra-high molecular weight polyethylene (UHMWPE), known commercially as UTEC®, started operations. Located in La Porte, Texas, the plant complements the production capacity of the existing line in Brazil at the Camaçari Petrochemical Complex.

(ii)             On January 27, 2017, the Board of Directors of the Company authorized the execution of a purchase agreement with Odebrecht Utilities S.A. (“Odebrecht Utilities”), through which Braskem undertook to purchase all shares held by the seller in Cetrel S.A. (“Cetrel”), which represent 63.66% of its voting capital, for the aggregate amount of R$610 million.

Cetrel is an environmental services company that launched its operations in 1978, together with the companies that set up operations in the Camaçari Petrochemical Complex. With over 100 clients, or around 70% of the Camaçari Complex, Cetrel is responsible for treating and disposing of industrial wastewater and solid waste, environmental monitoring and supplying water for industrial use to Braskem's plants in Camaçari.

Cetrel plays an important role in managing the environmental processes of the Camaçari Petrochemical Complex, and its acquisition ensures the security and reliability of the complex's industrial operations.

On September 29, 2017, a Shareholders' Meeting of Braskem approved the consummation of the acquisition and, on October 2, 2017, the acquisition of 1,269,290 shares issued by Cetrel was concluded with payment of the agreed upon amount of R$610 million, on which date control of Cetrel was transferred to Braskem. The Company's accounting policy choice for acquisition of companies under common control is the predecessor accounting. The impact from the difference between the consideration given and the aggregate book value of the assets and liabilities of the acquired entity, in the amount of R$488,388, was recognized in “Equity”, under “Additional paid in capital”.

On October 16, 2017, during an extraordinary meeting of the Board of Directors of Cetrel, Braskem elected the new executive board and, on October 25, 2017, the extraordinary shareholders meeting elected the new members of the Board of Directors and Audit Board.

The net assets at the acquisition date are composed of the following main items:

Balance (i)

Current and non-current assets
Cash and cash equivalents	1,819
Financial investments	35,186
Trade accounts receivable	55,055
Inventories	8,152
Deferred income tax and social contribution	106,760
Property, plant and equipment	287,905
Intangible assets	52,556
Other assets	25,852
573,285

Current and non-current liabilities
Trade payables	16,019
Borrowings	18,485
Debentures	317,960
Other liabilities	29,787
382,251

Net assets (assets (-) liabilities)	191,034

The following table summarizes the consideration paid to Odebrecht Utilities on the acquisition date and book value of the net assets acquired:

			Balance (i)

Consideration
Acquisition of 1,269,290 shares (63.66% of the capital)			610,000
(A) Total consideration transferred			610,000

% of participation	100.00%		63.66%

(B) Cetrel's shareholders' equity on September 30. 2017	191,034		121,612

Result (A) - (B)		(ii)	488,388

(i)    Amounts based on September 30 balances, reflecting the transaction occurring on October, 2017.

(ii)  Difference between the consideration given and the aggregate book value of the assets and liabilities of the acquired entity.

(iii)           On June 2, 2017, the Board of Directors approved the construction of a new polypropylene production unit in La Porte, Texas, United States. The total investment is up to approximately US$675 million for 450 kta in production capacity. The conclusion of the construction of this project and the start of its operations is expected in 2020.

(iv)           On January 9, 2017, the Board of Directors approved the sale of the subsidiaries Quantiq Distribuidora Ltda (“Quantiq”) and IAQG Armazéns Gerais Ltda (“IQAG”) in the amount of R$550 million, and on April 3, 2017 the transfer of control to the buyer company was concluded (Note 5).

(b)             Net Working Capital

On December 31, 2017, in compliance with IAS 1 - Presentation of Financial Statements, the subsidiary Braskem Idesa reclassified to current liabilities R$8,907,733 of Project finance obligations whose original maturities are long term, since certain contractual obligations (covenants) as of  December 31, 2017 were in default (Note 16). Consequently, the net working capital became negative R$1,145,404.

It should be noted that Braskem Idesa has been settling its debt service in accordance with the original maturity schedule, none of the creditors has requested the immediate reimbursement of such obligations and, without the above reclassification, net working capital would positive at R$7,762,329.